COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its facilities under various operating lease agreements, which expire through 2026 and also include renewal options. In addition, the Company leases certain motor vehicles under certain car operating lease agreements which expire through 2021. The minimum lease payments under operating leases as of December 31, 2018 are as follows:

	Lease of premises	Lease of motor vehicles

2019	$5,102	$410
2020	5,508	272
2021	5,483	65
2022	5,593	-
2023	4,776	-
Thereafter	3,763	-

	$30,225	$747

Total premises lease expense for the years ended December 31, 2016, 2017 and 2018 was $3,649, $4,760 and $6,128, respectively.

Total motor vehicle lease expense for the years ended December 31, 2016, 2017 and 2018 was $511, $544 and $527, respectively.

b.	Pledges and bank guarantees:

The Company pledged a bank deposit of $1,247, mainly in respect of an office lease agreement and hedging transactions. This balance is presented as part of short-term bank deposits and other long-term assets.

The Company obtained bank guarantees of $936, primarily in connection with an office lease agreement.